Dividends - Summary of dividends per share (Detail)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 £ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Disclosure of Dividends [Line Items]
Previous year final dividend per share				$ 1.25			$ 1.075			$ 1.19
Interim dividend per share	$ 1.10			$ 0.45			$ 1.075
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Previous year final dividend per share | £ / shares		£ 1.0056			£ 0.7421			£ 0.7798
Interim dividend per share | £ / shares		£ 0.8313			£ 0.3380			£ 0.6892
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Previous year final dividend per share			$ 1.6362			$ 1.5189			$ 1.5298
Interim dividend per share			$ 1.3772			$ 0.5913			$ 1.4491